UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: Chairman and Chief Financial Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  November 11, 2011
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:42 Data Records

Form 13F Information Table Value Total:$281,407
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$109
4,595
SH

DEFINED

0
4,595
0
American Express
Common
009988572
$10,349
230,500
SH

SOLE
NONE
230,500
0
0
American Express
Common
009988572
$5,907
131,560
SH

DEFINED

0
131,560
0
Anixter International Inc.
Common
001144693
$6,623
139,610
SH

SOLE
NONE
139,610
0
0
Anixter International Inc.
Common
001144693
$3,883
81,860
SH

DEFINED

0
81,860
0
Bunge Limited
Common
013317810
$9,751
167,280
SH

SOLE
NONE
167,280
0
0
Bunge Limited
Common
013317810
$5,645
96,835
SH

DEFINED

0
96,835
0
Coach, Inc.
Common
011894461
$11,743
226,565
SH

SOLE
NONE
226,565
0
0
Coach, Inc.
Common
011894461
$7,455
143,830
SH

DEFINED

0
143,830
0
Danaher Corp
Common
009962131
$10,339
246,530
SH

SOLE
NONE
246,530
0
0
Danaher Corp
Common
009962131
$5,283
125,970
SH

DEFINED

0
125,970
0
Dover Corp
Common
009974121
$7,207
154,650
SH

SOLE
NONE
154,650
0
0
Dover Corp
Common
009974121
$3,844
82,490
SH

DEFINED

0
82,490
0
EMC Corporation
Common
268648102
$102
4,850
SH

DEFINED

0
4,850
0
Fiserv Inc
Common
010808065
$9,409
185,330
SH

SOLE
NONE
        185,330
0
0
Fiserv Inc
Common
010808065
$5,224
102,905
SH

DEFINED

0
102,905
0
Honeywell International Inc
Common
010534801
$9,138
208,115
SH

SOLE
NONE
208,115
0
0
Honeywell International Inc
Common
010534801
$5,000
113,865
SH

DEFINED

0
113,865
0
Insituform Technologies A
Common
010065810
$4,554
393,240
SH

SOLE
NONE
393,240
0
0
Insituform Technologies A
Common
010065810
$2,464
212,795
SH

DEFINED

0
212,795
0
JP Morgan Chase & Co.
Common
012271654
$5,656
187,780
SH

SOLE
NONE
187,780
0
0
JP Morgan Chase & Co.
Common
012271654
$3,377
112,130
SH

DEFINED

0
112,130
0
Jacobs Engineering Group Inc.
Common
011768741
$1,952
60,465
SH

SOLE
NONE
60,465
0
0
Jacobs Engineering Group Inc.
Common
011768741
$455
14,085
SH

DEFINED

0
14,085
0
Johnson & Johnson
Common
009722513
$10,652
167,200
SH

SOLE
NONE
167,200
0
0
Johnson & Johnson
Common
009722513
$6,522
102,365
SH

DEFINED

0
102,365
0
PerkinElmer Inc
Common
010702658
$6,956
362,090
SH

SOLE
NONE
362,090
0
0
PerkinElmer Inc
Common
010702658
$4,022
209,395
SH

DEFINED

0
209,395
0
Praxair Inc.
Common
009967419
$13,334
142,645
SH

SOLE
NONE
142,645
0
0
Praxair Inc.
Common
009967419
$7,492
80,142
SH

DEFINED

0
80,142
0
Resmed
Common
011540066
$12,081
419,610
SH

SOLE
NONE
419,610
0
0
Resmed
Common
011540066
$6,912
240,085
SH

DEFINED

0
240,085
0
Thermo Fisher Scientific
Common
009729917
$12,505
246,935
SH

SOLE
NONE
246,935
0
0
Thermo Fisher Scientific
Common
009729917
$5,971
117,920
SH

DEFINED

0
117,920
0
TJX Companies
Common
009961968
$19,152
345,275
SH

SOLE
NONE
345,275
0
0
TJX Companies
Common
009961968
$10,390
187,310
SH

DEFINED

0
187,610
0
Wabtec Corp
Common
011540104
$10,105
191,125
SH

SOLE
NONE
191,125
0
0
Wabtec Corp
Common
011540104
$5,541
104,795
SH

DEFINED

0
104,795
0
Yum! Brands Inc.
Common
014856862
$10,721
217,075
SH

SOLE
NONE
217,075
0
0
Yum! Brands Inc.
Common
014856862
$3,217
65,140
SH

DEFINED

0
65,140
0
E-Commerce China Dangdang, Inc. ADR
ADR
26833A105
$334
67,524
SH

SOLE
NONE
67,524
0
0
Total SA - Spon ADR
ADR
89151E109
$30
688
SH

SOLE
NONE
688
0
0
S REPORT SUMMARY
42 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED